FAIR VALUE MEASUREMENTS - Schedule Of Aggregate Fair Value Of Warrants (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Junior Note Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price		$ 0.19
Risk-free interest rate		3.90%
Expected dividend yield		0.00%
Junior Note Warrants [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)		3 years 8 months 12 days
Expected volatility		62.40%
Junior Note Warrants [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)		4 years 4 months 24 days
Expected volatility		65.20%
Level 3 [Member] | Tekne Investment [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free interest rate	4.80%
Level 3 [Member] | SYME Bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)	2 years 11 months 12 days
Credit spread	13.00%
Level 3 [Member] | Minimum [Member] | Tekne Investment [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)	9 years 9 months 3 days
Level 3 [Member] | Maximum [Member] | Tekne Investment [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)	9 years 11 months 19 days
Level 3 [Member] | Convertible Notes Receivable [Member] | Common Stock Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected dividend yield			0.00%
Level 3 [Member] | Convertible Notes Receivable [Member] | Common Stock Warrant [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price			$ 0.000038
Expected term (in years)			9 months
Expected volatility			157.70%
Risk-free interest rate			3.60%
Level 3 [Member] | Convertible Notes Receivable [Member] | Common Stock Warrant [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price			$ 0.000048
Expected term (in years)			1 year 3 months
Expected volatility			224.00%
Risk-free interest rate			4.20%
Level 3 [Member] | SYME Convertible Note Receivable [Member] | Common Stock Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price	$ 0.000037	$ 0.000035
Expected term (in years)	9 months	1 year 3 months
Expected volatility	271.90%	157.70%
Risk-free interest rate	4.20%	4.20%
Expected dividend yield		0.00%
Level 3 [Member] | Tekne Convertible Note Receivable [Member] | Common Stock Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected dividend yield	0.00%
Level 3 [Member] | Tekne Convertible Note Receivable [Member] | Common Stock Warrant [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)	9 months 14 days
Expected volatility	85.00%
Risk-free interest rate	3.50%
Level 3 [Member] | Tekne Convertible Note Receivable [Member] | Common Stock Warrant [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)	1 year
Expected volatility	87.50%
Risk-free interest rate	3.70%
Level 3 [Member] | Junior Note Warrants [Member] | Common Stock Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected dividend yield			0.00%	0.00%
Level 3 [Member] | Junior Note Warrants [Member] | Common Stock Warrant [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price			$ 0.75	$ 0.15
Expected term (in years)			2 years 10 months 24 days	3 years 10 months 24 days
Expected volatility			62.40%	58.90%
Risk-free interest rate			3.70%	3.60%
Level 3 [Member] | Junior Note Warrants [Member] | Common Stock Warrant [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price			$ 1.75	$ 3.34
Expected term (in years)			4 years 4 months 24 days	4 years 10 months 24 days
Expected volatility			193.00%	79.60%
Risk-free interest rate			3.90%	4.30%
Level 3 [Member] | Offering Common Stock Warrants [Member] | Common Stock Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected dividend yield			0.00%
Level 3 [Member] | Offering Common Stock Warrants [Member] | Common Stock Warrant [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price			$ 0.6961
Expected term (in years)			4 years 8 months 12 days
Expected volatility			144.00%
Risk-free interest rate			3.60%
Level 3 [Member] | Offering Common Stock Warrants [Member] | Common Stock Warrant [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price			$ 0.7944
Expected term (in years)			5 years
Expected volatility			145.00%
Risk-free interest rate			3.70%